Stockholders' Equity (Deficit)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Stockholders' Equity (Deficit) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE 6	STOCKHOLDERS’ EQUITY

Common stock

Common Stock includes 100,000,000 shares authorized at no par value.

During December 2011 the Company issued 20,000,000 shares of common stock for cash at $0.0025 per share for a total value of $50,000 to its founders.

From March through June 2012, the Company issued 126,500 shares of common stock for cash at $1.00 per share or a value of $126,500. The Company incurred $10,000 in costs associated with the private offering which have been charged against the proceeds of the offering.

During the period ended June 30, 2012, affiliates contributed services with a fair value of $4,000 to the Company which has been charged to operations during the period.

NOTE 6	STOCKHOLDERS’ EQUITY (DEFICIT)

Common stock

Common Stock includes 100,000,000 shares authorized at no par value.

During December 2011 the Company issued 20,000,000 shares of common stock for cash at $0.0025 per share for a total value of $50,000 to its founders.

From March through June 2012, the Company issued 126,500 shares of common stock for cash at $1.00 per share or a value of $126,500. The Company incurred $10,000 in costs associated with the private offering which have been charged against the proceeds of the offering.

During the period ended June 30, 2012, affiliates contributed services with a fair value of $4,000 to the Company which has been charged to operations during the period.